Leases - Schedule of Maturity Analysis of Operating Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Operating Lease Liability [Abstract]
Within one year	$ 57
One to three years	5
Total future minimum lease payments	62
Less: imputed interest	(1)
Total	$ 61	$ 129